EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
Basic earnings per share of Class A common stock is computed by dividing net income attributable to DMS Inc. by the weighted-average number of shares of Class A common stock outstanding during the period. Diluted earnings per share of Class A common stock is computed by dividing net income attributable to DMS Inc., after adjusting net income for the change in fair value of warrant liability multiplied by the percentage of parent’s ownership share and the denominator is adjusted for the assumed exchange of all potentially dilutive securities, by the weighted-average number of shares of Class A common stock outstanding adjusted to give effect to potentially dilutive elements.
Prior to the Business Combination, the membership structure of DMSH included units which had profit interests. The Company analyzed the calculation of earnings per unit for periods prior to the Business Combination and determined that it resulted in values that would not be meaningful to the users of these unaudited condensed consolidated financial statements. Therefore, earnings per share information has not been presented for periods prior to the Business Combination on July 15, 2020. The basic and diluted earnings per share represent only the shares earned during the period of January 1, 2021 to June 30, 2021.
The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted earnings per share of Class A common stock:

	Three Months Ended June 30,	Six Months Ended June 30,
	2021	2021
Numerator:
Net income attributable to Digital Media Solutions, Inc. - basic	$2,528	$2,354
Less: dilutive effect of change in fair value warrant liabilities attributable to Digital Media Solutions, Inc.	—	4,321
Net income (loss) attributable to Digital Media Solutions, Inc. - diluted	$2,528	$(1,967)

Denominator:
Weighted average shares - basic	35,377	34,315
Add: dilutive effects of employee equity awards	628	—
Add: dilutive effects of Private Placement warrants	—	10
Add: dilutive effects of public warrants	—	0
Add: dilutive effects of deferred consideration	517	0
Weighted average shares - diluted	36,522	34,325
Net income per common share:
Basic	$0.07	$0.07
Diluted	$0.07	$(0.06)

For the three months ended June 30, 2021, the Company excluded 14.0 million warrants, 87,000 employee equity awards and 25.9 million DMSH Units convertible into Class A Common Stock, as the effect was anti-dilutive. For the six months ended June 30, 2021, the Company excluded 10.0 million warrants, 25.9 million DMSH Units convertible into Class A Common Stock and 1,632,000 employee equity awards as the effect was anti-dilutive.
For the three and six months ended June 30, 2021, the Company excluded contingent consideration issued in connection with Aramis, Aimtell and PushPros and Crisp Results acquisitions, which is payable in DMS common stock at the Company’s option, as the necessary conditions to pay such consideration had not been satisfied by the end of the period. For the six months ended June 30, 2021, the Company excluded deferred consideration issued in connection with Crisp Results acquisition, which is payable in DMS common stock at the Company’s option, as the effect was anti-dilutive.